Capitalized Internal Use Software (Tables)	12 Months Ended
Dec. 31, 2020
Hippo Enterprises Inc And Subsidiaries [Member]
Summary of capitalized internal use software
Capitalized internal use software consists of the following (in millions):

	As of December 31,
	2020	2019
Capitalized internal use software	$18.4	$8.9
Less: accumulated amortization	(3.7)	(1.1)

Total capitalized internal use software	$14.7	$7.8